SHARE CAPITAL (Details Narrative)																								12 Months Ended
	Apr. 04, 2025 shares	Apr. 03, 2025 shares	Dec. 30, 2024 USD ($) $ / shares shares	Nov. 14, 2024 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	May 28, 2024 USD ($) $ / shares shares	Mar. 15, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Feb. 21, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Oct. 04, 2022	Sep. 30, 2022 USD ($) Investors $ / shares shares	Jun. 14, 2021	Jun. 10, 2021 USD ($) Investors $ / shares shares	Feb. 17, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Authorized issued share capital | $																								$ 12,986,000	$ 8,322,000	$ 851,000
Ordinary shares authorized															977,755
Number of shares issued																								952,079	82,087
Preferred shares issued capital																								50,000,000	50,000,000
Number of shares outstanding															10,035,188									952,868	82,087	20,933
Reverse stock split, description																								1-for-40
Aggregate the number of share sale																							588,235
Purchase price of per share | $ / shares																							$ 3.57
Gross Proceeds from pricing of public offering | $																							$ 2,100,000
Purchase price of per share																		5 years		5 years		5 years	5 years
Proceeds from offering | $																							$ 1,860,000
Percentage of aggregate number of shares sold in offering																							5.00%
Warrants exercise price per share | $ / shares																							$ 4.46
Warrants exercisable term																							6 months
Number of institutional accredited investors | Investors																			2		3
Warrants exercised																								35,271
Warrants exercised (in shares)																								36,402
Warrants exercised cashless																								32,500
Shares issued upon cashless exercise of warrants																								32,500
Warrants exercised | $																								$ 1,430,000
Buyback shares value | $																								$ 202,000
Number of buyback shares																								5,051
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,130,177	2,040,816	10,500,000	310,592	2,323,945	500,000	108,085	102,041	1,727,941	1,300,000	208,333	568,182		123,457	162,500
Share issued price per share | $ / shares			$ 0.17	$ 0.49	$ 0.38	$ 0.48	$ 0.71	$ 2.5	$ 1.602	$ 0.98	$ 1.36	$ 1.00	$ 4.8	$ 8.8		$ 8.1	$ 8.0
Proceeds from issuing shares | $			$ 360,000	$ 1,000,000	$ 3,990,000	$ 150,000	$ 1,650,000	$ 1,250,000	$ 250,000	$ 100,000	$ 2,350,000	$ 1,300,000	$ 1,000,000	$ 5,000,000		$ 1,000,000	$ 1,300,000
Proportion of voting rights held in associate														15.15%
Warrants to purchase of shares												1,300,000
Exercise pice of warrants | $ / shares												$ 1.10
Investor warrants [member]
IfrsStatementLineItems [Line Items]
Purchase price of per share																			5 years		5 years
Proceeds from offering | $																			$ 1,000,000		$ 3,180,285
Warrants exercise price per share | $ / shares																			$ 0.82		$ 3.42
Warrants to purchase shares of common stock																			1,666,667		913,875
Placement agent warrants [member]
IfrsStatementLineItems [Line Items]
Percentage of aggregate number of shares sold in offering																			5.00%		5.00%
Warrants exercise price per share | $ / shares																			$ 0.75		$ 4.35
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			1,666,667		913,875
Purchase price of per share | $ / shares																			$ 0.60		$ 3.48
Securities purchase agreement [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Closing price for the common shares preceding execution of the SPA | $ / shares																					$ 3.42
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse stock split, description		we effected a 1-for-40 reverse split of its issued and outstanding Class A ordinary shares. The table above reflected the effect of 1-for-40 reverse split.
Mrweilai zhang [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding															977,755
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								463,205	29,234	110,343
Fair value of shares issued																								463,205	29,234	110,343
Fair value of shares issued value | $																								$ 245,600	$ 90,000	$ 87,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								256,410	171,338	268,331
Fair value of shares issued																								256,410	171,338	268,331
Fair value of shares issued value | $																								$ 80,000	$ 765,000	$ 210,000
Employee [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																									719,428	36,408
Fair value of shares issued																									719,428	36,408
Fair value of shares issued value | $																									$ 2,686,000	$ 9,000
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								886,000	168,000
Fair value of shares issued																								886,000	168,000
Fair value of shares issued value | $																								$ 1,311,280	$ 991,000
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								910,490	224,793
Fair value of shares issued																								910,490	224,793
Fair value of shares issued value | $																								$ 540,340	$ 2,434,000
Consulting Firms [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								591,278
Fair value of shares issued																								591,728
Fair value of shares issued value | $																								$ 795,097
Preference shares [member]
IfrsStatementLineItems [Line Items]
Preferred shares issued capital															50,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized															977,755
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized															200,000,000									200,000,000	200,000,000
Par value per share | $ / shares															$ 0
Number of shares issued															200,000,000
Class A ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	1,035,752	41,430,051
Reverse stock split, description	the Company’s Class A ordinary shares, no par value (the “Ordinary Shares”), at a ratio of 1-for-40 (the “Reverse Split Ratio”). As a result of the Reverse Stock Split, every 40 Ordinary Shares held as of the Record Date will be automatically combined into one Ordinary Share.
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized															50,000,000									50,000,000	50,000,000
Number of shares issued															50,000,000
Class B ordinary shares [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																								2,100,000
Fair value of shares issued																								2,100,000
Fair value of shares issued value | $																								$ 3,366,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares															$ 0
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Authorized issued share capital | $															$ 4,800,000
Ordinary shares authorized															200,000,000
Par value per share | $ / shares															$ 0.024
Number of shares issued															250,000,000
Weilai will zhang [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in associate														52.13%